UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS DETAILS - Tenant Receivables, Net (Q2) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Balance Sheet Disclosure [Abstract]
Straight-line rent	$ 5,163,964	$ 4,344,388	$ 3,541,238
Tenant rent	384,661	204,775	420,959
Tenant reimbursements	1,607,198	2,116,627
Total	$ 7,155,823	$ 6,665,790	$ 6,224,764